Note 20 - Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Total Inventories	€ 635	€ 229	€ 3,298
Real estate companies	633	226	3,268
Other inventories	2	3	29
Transactions in progress (assets)	249	156	241
Total Accruals (assets)	702	768	723
Unaccrued prepaid expenses	465	509	518
Other prepayments and accrued income	237	259	204
Other items (assets inventories)	3,886	3,207	3,012
OTHER ASSETS	5,472	4,359	7,274
Liabilities Abstract
Transactions in progress (liabilities)	39	165	127
Total Accruals (liabilities)	2,558	2,490	2,721
Unpaid accrued expenses	2,119	1,997	2,125
Other accrued expenses and deferred income	439	493	596
Other items (liabilities inventories)	1,704	1,894	2,131
Total OTHER LIABILITIES	€ 4,301	€ 4,550	€ 4,979